Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Revenue

(in millions)	2018	2017
Electric and gas revenue
United States
ITC	$1,539	$1,583
UNS Energy	1,993	1,875
Central Hudson	963	814
Canada
FortisBC Energy	1,136	1,244
FortisAlberta	554	593
FortisBC Electric	354	347
Newfoundland Power	651	666
Maritime Electric	200	191
FortisOntario	197	197
Caribbean
Caribbean Utilities	253	222
FortisTCI	78	71
Total electric and gas revenue	7,918	7,803
Other services revenue (1)	408	395
Revenue from contracts with customers	8,326	8,198
Alternative revenue	16	(46)
Other revenue	48	149
Total revenue	$8,390	$8,301

(1)	Includes $234 million and $217 million from regulated operations for 2018 and 2017, respectively